Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Guarantees
Maturity less than 1 year	44,962	41,327
Maturity greater than 1 year	14,149	19,277
Total gross amount	59,111	60,604
Total net amount	58,056	59,511
Carrying value	777	839
Collateral received	19,715	19,755
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,692	2,688
Maturity greater than 1 year	1,469	1,526
Total gross amount	4,161	4,214
Total net amount	3,969	4,066
Carrying value	11	14
Collateral received	2,214	2,333
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,026	4,910
Maturity greater than 1 year	2,429	3,136
Total gross amount	7,455	8,046
Total net amount	6,603	7,125
Carrying value	63	107
Collateral received	3,073	3,312
Securities lending indemnifications
Guarantees
Maturity less than 1 year	11,968	11,479
Maturity greater than 1 year	0	0
Total gross amount	11,968	11,479
Total net amount	11,968	11,479
Carrying value	0	0
Collateral received	11,968	11,479
Derivatives
Guarantees
Maturity less than 1 year	21,973	18,247
Maturity greater than 1 year	9,010	13,403
Total gross amount	30,983	31,650
Total net amount	30,983	31,650
Carrying value	664	715
Other guarantees
Guarantees
Maturity less than 1 year	3,303	4,003
Maturity greater than 1 year	1,241	1,212
Total gross amount	4,544	5,215
Total net amount	4,533	5,191
Carrying value	39	3
Collateral received	2,460	2,631